Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Recovered claims and benefits	$ 2,233	$ 2,182
Commissions	65	69
Reserve adjustments	45	22
Operating expenses and other	82	80
Total reinsurance (expenses) recoveries	$ 2,425	2,353
Loss recognized from entrance of reinsurance agreement		$ 66